SEGMENT AND GEOGRAPHIC INFORMATION (Geographical Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	176,466,462	154,455,308	144,622,646
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,702,017	4,502,636	4,474,499
Other Areas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,211,229	$ 1,050,491	$ 486,219